Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation
12.	STOCK-BASED COMPENSATION:

Certain information regarding our stock-based compensation was as follows:

	Year Ended December 31,
	2010	2009
Weighted average grant-date per share fair value of share options granted	$0.18	$—
Stock-based compensation recognized in results of operations	368,483	316,617
Fair value of restricted stock units that vested during the period	52,371	147,078

There was no stock-based compensation capitalized in fixed assets, inventory or other assets during the years ended December 31, 2010 or 2009.

The stock-based compensation was included in our statement of operations as follows:

	Year Ended December 31,
	2010	2009
Manufacturing	$45,839	$21,879
Research and development	49,874	61,727
Selling, general and administrative	272,770	233,011

	$368,483	$316,617

To determine the fair value of stock-based awards granted during the periods presented, we used the Black-Scholes option pricing model and the following weighted average assumptions:

	Year Ended December 31,
	2010	2009
Stock Incentive Plan
Risk-free interest rate	2.01-2.62%	—
Expected dividend yield	0%	—
Expected term	4.75 - 7 years	—
Expected volatility	168%-179%	—

There were no stock option grants during 2009.

The risk-free rate used is based on the U.S. Treasury yield over the estimated term of the options granted. The expected volatility is calculated based on the actual volatility of our common stock over a 5 year period. The option pricing model assumes no dividend payments will be made through the expected term.

We amortize stock-based compensation on a straight-line basis over the vesting period of the individual award with estimated forfeitures considered. Shares to be issued upon the exercise of stock options will come from newly issued shares.

Restated 1992 Stock Incentive Plan

Options may be granted to our directors, officers and employees and eligible non-employee agents, consultants, advisers and independent contractors by the Board of Directors under terms of the Bioject Medical Technologies Inc. Restated 1992 Stock Incentive Plan (the "Plan"). The Plan expires June 9, 2020. Under the terms of the Plan, eligible employees may receive statutory and nonstatutory stock options, stock bonuses, stock appreciation rights and restricted stock for purchase of shares of our common stock at prices and vesting as determined by the Board or a committee of the Board. As amended, a total of up to 5,400,000 shares of our common stock, including options outstanding at the date of initial shareholder approval of the Plan, may be granted under the Plan. At December 31, 2010, we had option or restricted share grants covering 294,000 shares of our common stock available for grant and a total of 2.4 million shares of our common stock reserved for issuance.

Stock option activity for the year ended December 31, 2010 was as follows:

	Options	Weighted Average Exercise Price
Outstanding at December 31, 2009	307,200	$1.58
Granted	2,080,764	0.19
Exercised	—	—
Forfeited	(86,673)	2.50

Outstanding at December 31, 2010	2,301,291	$0.40

Certain information regarding options outstanding as of December 31, 2010 was as follows:

	Options Outstanding	Options Exercisable
Number	2,301,291	624,232
Weighted average exercise price	$0.40	$0.96
Aggregate intrinsic value	—	—
Weighted average remaining contractual term	5.8 years	4.3 years

There is no aggregate intrinsic value for our options outstanding at December 31, 2010 as no optionees had options with exercise prices less than $0.07 per share, the market value of our common stock on that date.

Restricted stock unit activity was as follows:

	Restricted Stock Units	Weighted Average Per Share Grant Date Fair Value
Balances, December 31, 2009	156,952	$0.60
Granted	—
Vested	(97,450)	0.70
Forfeited	—

Balances, December 31, 2010	59,502	0.39

As of December 31, 2010, unrecognized stock-based compensation related to outstanding, but unvested options and restricted stock units was $267,000, which will be recognized over the weighted average remaining vesting period of approximately three years.

Employee Stock Purchase Plan

Our 2000 Employee Stock Purchase Plan, as amended, terminated in November 2009.

Warrants

Warrant activity is summarized as follows:

	Shares	Exercise Price
Balances, December 31, 2009	2,185,725	0.75 – 1.92
Expiration of Series DD	(100,000)	1.92
Expiration of Series EE	(58,515)	1.40
Expiration of Series FF	(656,934)	1.37

Balances, December 31, 2010	1,370,276	0.75-1.32

No warrants were issued or exercised during 2010.